PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 5,002	$ 2,879
Hedging transaction assets	802	1,014
Government authorities	1,162	1,452
Deferred commissions and other current assets	1,440	1,004
Prepaid expenses and other current assets	$ 8,406	$ 6,349